SUBSEQUENT EVENTS (Details) (Supplemental acquisition agreement, Shanggu, Mr. Wu Jiang, CNY) In Millions, unless otherwise specified	Apr. 30, 2014
Subsequent events
Percentage of equity interest, which can be waived to acquire	35.00%
Amount of operation cash required to be retained	10
Percentage of additional equity interest that entity has reserved right to acquire	5.00%
Subsequent event
Subsequent events
Percentage of equity interest, which can be waived to acquire	35.00%
Amount of operation cash required to be retained	10
Percentage of additional equity interest that entity has reserved right to acquire	5.00%